EARNINGS PER SHARE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	2022		2021		2020
(Earnings for per-share calculation, shares in millions, per-share amounts in dollars)	Diluted	Basic	Diluted	Basic	Diluted	Basic
Earnings (loss) from continuing operations	$(811)	$(811)	$(4,822)	$(4,822)	$(6,111)	$(6,111)
Preferred stock dividends	(289)	(289)	(237)	(237)	(474)	(474)
Accretion of redeemable noncontrolling interests, net of tax	—	—	(9)	(9)	(151)	(151)
Accretion of preferred share repurchase	4	4	—	—	—	—
Earnings (loss) from continuing operations attributable to common shareholders	(1,097)	(1,097)	(5,067)	(5,067)	(6,737)	(6,737)
Earnings (loss) from discontinued operations	1,151	1,151	(1,516)	(1,516)	11,813	11,813
Net earnings (loss) attributable to GE common shareholders	54	54	(6,583)	(6,583)	5,077	5,077

Shares of GE common stock outstanding	1,096	1,096	1,098	1,098	1,094	1,094
Employee compensation-related shares (including stock options)	—	—	—	—	—	—
Total average equivalent shares	1,096	1,096	1,098	1,098	1,094	1,094

Earnings (loss) from continuing operations	$(1.00)	$(1.00)	$(4.62)	$(4.62)	$(6.16)	$(6.16)
Earnings (loss) from discontinued operations	1.05	1.05	(1.38)	(1.38)	10.80	10.80
Net earnings (loss) per share	0.05	0.05	(6.00)	(6.00)	4.64	4.64

Potentially dilutive securities(a)	45		41		57
(a) Outstanding stock awards not included in the computation of diluted earnings (loss) per share because their effect was antidilutive.